Risk Management Section - Most important interest rate and credit spread sensitivities at year-end (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Interest rate risk [member] | Euro [member]
Market Risk [Line Items]
Value at risk	€ (740)	€ (214)
Interest rate risk [member] | US Dollar [member]
Market Risk [Line Items]
Value at risk	(325)	189
Interest rate risk [member] | Russian Rouble [member]
Market Risk [Line Items]
Value at risk	(105)
Interest rate risk [member] | Great Britain, Pounds [member]
Market Risk [Line Items]
Value at risk	(68)	(112)
Interest rate risk [member] | Australian Dollar [member]
Market Risk [Line Items]
Value at risk	(31)
Interest rate risk [member] | Taiwan, New Dollars[member]
Market Risk [Line Items]
Value at risk		96
Interest rate risk [member] | Polish Zloty [member]
Market Risk [Line Items]
Value at risk		54
Credit spread (BPS) [member] | USA [member]
Market Risk [Line Items]
Value at risk	360	330
Credit spread (BPS) [member] | Germany [member]
Market Risk [Line Items]
Value at risk	163	345
Credit spread (BPS) [member] | France [member]
Market Risk [Line Items]
Value at risk	117	151
Credit spread (BPS) [member] | Russian Federation [member]
Market Risk [Line Items]
Value at risk	73	177
Credit spread (BPS) [member] | Netherlands [member]
Market Risk [Line Items]
Value at risk		164
Credit spread (BPS) [member] | United Kingdom [member]
Market Risk [Line Items]
Value at risk	72
Credit spread (BPS) [member] | Corporate Segment [Member]
Market Risk [Line Items]
Value at risk	626	500
Credit spread (BPS) [member] | Corporate Segment [Member] | 1 (AAA) [member]
Market Risk [Line Items]
Value at risk	1	(6)
Credit spread (BPS) [member] | Corporate Segment [Member] | 2-4 (AA) [member]
Market Risk [Line Items]
Value at risk	(15)	3
Credit spread (BPS) [member] | Corporate Segment [Member] | 5-7 (A) [member]
Market Risk [Line Items]
Value at risk	143	117
Credit spread (BPS) [member] | Corporate Segment [Member] | 8-10 (BBB) [member]
Market Risk [Line Items]
Value at risk	273	245
Credit spread (BPS) [member] | Corporate Segment [Member] | 11-13 (BB) [member]
Market Risk [Line Items]
Value at risk	148	85
Credit spread (BPS) [member] | Corporate Segment [Member] | 14-16 (B) [member]
Market Risk [Line Items]
Value at risk	51	37
Credit spread (BPS) [member] | Corporate Segment [Member] | 17-22 (CCC and NPL) [member]
Market Risk [Line Items]
Value at risk	26	18
Credit spread (BPS) [member] | Corporate Segment [Member] | Not rated [member]
Market Risk [Line Items]
Value at risk	0	1
Credit spread (BPS) [member] | Financial institutions [Member]
Market Risk [Line Items]
Value at risk	(21)	161
Credit spread (BPS) [member] | Financial institutions [Member] | 1 (AAA) [member]
Market Risk [Line Items]
Value at risk	(1)	90
Credit spread (BPS) [member] | Financial institutions [Member] | 2-4 (AA) [member]
Market Risk [Line Items]
Value at risk	(63)	(24)
Credit spread (BPS) [member] | Financial institutions [Member] | 5-7 (A) [member]
Market Risk [Line Items]
Value at risk	32	78
Credit spread (BPS) [member] | Financial institutions [Member] | 8-10 (BBB) [member]
Market Risk [Line Items]
Value at risk	1	(2)
Credit spread (BPS) [member] | Financial institutions [Member] | 11-13 (BB) [member]
Market Risk [Line Items]
Value at risk	9	6
Credit spread (BPS) [member] | Financial institutions [Member] | 14-16 (B) [member]
Market Risk [Line Items]
Value at risk	1	€ 13
Credit spread (BPS) [member] | Financial institutions [Member] | 17-22 (CCC and NPL) [member]
Market Risk [Line Items]
Value at risk	0
Credit spread (BPS) [member] | Financial institutions [Member] | Not rated [member]
Market Risk [Line Items]
Value at risk	€ 0